                                            File No. 333-16501, 811-07935
                                            Filed under Rule 497(e)


FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK



                               PROFILE
                                 AND
                        PROSPECTUS SUPPLEMENT
                           APRIL 28, 2000


                               to the


        Prospectus dated May 1, 1999, as amended June 30, 1999,
                 December 10, 1999, and March 10, 2000
                 for the Deferred Combination Variable
                     and Fixed Annuity Contracts
               ("GOLDENSELECT DVA PLUS/R/ PROSPECTUS")

                                 and
                                to the

            Prospectus and Profile dated November 12, 1999,
             as amended February 1, 2000 and March 10 for the Deferred Combination Variable and Fixed Annuity Contracts
                ("GOLDENSELECT DVA PLUS/R/ GALAXY")


       issued by First Golden American Life Insurance Company
                             of New York






Effective April 28, 2000, Prudential Investment Corporation became Portfolio Manager to the Real Estate Series.

This supplement should be retained with your GoldenSelect Profile and Prospectus.